Filed Pursuant to Rule 497(a)

File No. 333-175624

PRIVACY POLICY TERMS OF USE CONTACT US SIERRA INCOME CORPORATION HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN OVERVIEW SEC FILINGS CORPORATION GOVERNANCE This offering of securities to which this website relates is currently not available to residents of Alabama, Arizona, Arkansas, California, Kentucky, Maryland, Massachusetts, Nebraska, New Jersey, New Mexico, North Dakota, Ohio, Oklahoma, Tennessee or Texas. NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering. DISTRIBUTED BY: STRATEGIC CAPTIAL SC DISTRIBUTORS CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS

PRIVACY POLICY TERMS OF USE CONTACT US HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN SIERRA INCOME WHAT IS A BDC? WHY CONSIDER A NON-TRADED BDC? WHY SIERRA? THE MIDDLE MARKET THE MIDDLE MARKET DEBT OPPORTUNITY MIDDLE MARKET YIELDS MIDDLE MARKET DEBT THE SIERRA DIFFERENCE INVESTMENT STRATEGY OFFERING OVERVIEW WHAT IS A BDC? • BDCs are investment vehicles created by Congress in 1980 to help middle market companies access growth capital.• BDCs register their securities with the SEC and are regulated under the Investment Company Act of 1940.• An investment in a BDC allows individual investors to participate in debt and equity markets that have typically only been available to institutional investors.• BDCs typically elect to be taxed as Regulated Investment Companies who, like REITs, are required to distribute a minimum of 90% of their taxable earnings to shareholders. NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates.This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering.

PRIVACY POLICY TERMS OF USE CONTACT US SIERRA INCOME CORPORATION HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN WHAT IS A BDC? WHY CONSIDER A NON- TRADED BDC? WHY SIERRA? THE MIDDLE MARKET THE MIDDLE MARKET DEBT OPPORTUNITY MIDDLE MARKET YIELDS MIDDLE MARKET DEBT THE SIERRA DIFFERENCE INVESTMENT STRATEGY OFFERING OVERVIEW WHY CONSIDER A NON-TRADED BDC? Potential investment benefits may include:• Consistent and predictable income• Attractive yields with capital appreciation potential• Portfolio diversification • Hedge against interest rate risk• Insulation from daily market volatility• Low correlation to traditional equity and investment grade debt NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates.This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering. STRATEGIC CAPTIAL SC DISTRIBUTORS CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS

OFFERING OVERVIEW Objective • Invest primarily in the senior and subordinated debt of middle market U.S. companies. • Create an investment portfolio that generates superior risk-adjusted returns. • Provide our shareholders with current income and, to a lesser extent, long-term capital appreciation. Offering Offering Size Up to $1.5 Billion (minimum of $2 Million must be raised before operations commence) Initial Price Per Share $10.00 per share Minimum Investment $2,000 ($2,500 for investors in TN) Valuation Frequency Net asset value determined each quarter. Share Repurchase Program Quarterly share repurchase at net asset value; beginning 12 months after a minimum of $2 Million is raised; up to 10% of weighted average number of outstanding shares in any 12- month period. Liquidity Strategy We intend to seek a liquidity event within seven years following the expiration of the offering period which may include: The sale of all or substantially all of our assets. A listing of our common shares on a national securities exchange. A merger or another transaction approved by our board of directors in which our stockholders will receive cash or shares of a publicly traded company. Distribution Reinvestment Investors can repurchase shares at 95% of closing price Plan (DRIP) immediately following the distribution date. Suitability Suitability standards generally require that an investor have either: (a) a gross annual income of at least $70,000 and a net worth of at least $70,000, or (b) a net worth of at least $250,000. For purposes of determining the suitability of an investor, net worth in all cases should be calculated excluding the value of an investor’s home, home furnishings and automobiles. PRIVACY POLICY TERMS OF USE CONTACT US CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS DISTRIBUTED BY: HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN WHY SIERRA? > THE MIDDLE MARKET > THE MIDDLE MARKET DEBT OPPORTUNITY MIDDLE MARKET YIELDS MIDDLE MARKET DEBT THE SIERRA DIFFERENCE INVESTMENT STRATEGY OFFERING OVERVIEW 1) There is no guarantee that these objectives will be met. 2) If our net asset value per share increases above our net proceeds per share as stated in the prospectus, we intend to sell our shares at a higher price as necessary to ensure that shares of our common stock are not sold at a price, after deduction of selling commissions and dealer manager fees, that is below our net asset value per share. In the event of a material decline in our net asset value per share, which we consider to be a 5% decrease below our current net offering price, and subject to certain conditions, we will reduce our offering price accordingly. 3) We intend to determine the net asset value of our investment portfolio each quarter. Securities that are publicly-traded will be valued at the reported closing price on the valuation date. Securities that are not publicly-traded will be valued at fair value as determined in good faith by our board of directors. 4) We currently intend to limit the number of shares to be repurchased during any calendar year to the number of shares we can repurchase with the proceeds we receive from the issuance of shares of our common stock under our distribution reinvestment plan. We will limit repurchases in each quarter to 2.5% of the weighted average number of shares of our common stock outstanding in the prior four calendar quarters. To the extent that the number of shares put to us for repurchase exceeds the number of shares that we are able to purchase, we will repurchase shares on a pro rata basis, not on a first-come, first-served basis. Investors should not expect to be able to sell shares regardless of the investment’s performance. 5) The following states have additional suitability standards: IA, KS, ME and OR. Please consult Sierra Income Corporation’s prospectus for additional information regarding your suitability standards. NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering. 1 2 3 4 5

SEC FILINGS All SEC Filings: Click here to view all SEC Filings. PRIVACY POLICY TERMS OF USE CONTACT US CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS DISTRIBUTED BY: HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering.

CORPORATE GOVERNANCE Coming Soon. PRIVACY POLICY TERMS OF USE CONTACT US CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS DISTRIBUTED BY: HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering.

PRIVACY POLICY TERMS OF USE CONTACT US

SIERRA
INCOME CORPORATION

HOME | ABOUT US | INVESTMENT PORTFOLIO | NEWS ROOM | INVESTOR LOGIN

> WHAT IS A BDC?
> WHY CONSIDER A NON-TRADED BDC?
> WHY SIERRA?
> THE MIDDLE MARKET
> THE MIDDLE MARKET DEBT OPPORTUNITY
> MIDDLE MARKET YIELDS
> MIDDLE MARKET DEBT
> THE SIERRA DIFFERENCE
> INVESTMENT STRATEGY
> OFFERING OVERVIEW

WHY SIERRA?

Experienced Management

- Our advisor is wholly-owned by Medley, an organization with over $1.5 billion in assets under management.[1]
- Medley's management team members average over 20 years of experience in all facets of middle market debt investing, including transaction sourcing and structuring, credit analysis and asset management.
- With offices in New York and San Francisco, Medley has extensive experience managing various institutional funds as well as an NYSE-listed BDC.
- Medley benefits from a history of longstanding relationships with many prominent institutional clients that include endowments, foundations, pension plans and insurance companies.

Diversification

Medley seeks to mitigate risk by constructing broadly diversified portfolios. The chart below illustrates the historical industry sector allocation of Medley's investments.[2] Sierra expects to adopt a similar strategy of broad portfolio diversification.


Energy
Industrials
Financial
Other
Manufacturing
Consumer
Natural Resources
Media & Telecom
Real Estate
Transportation
Healthcare
Insurance

1) As of September 30, 2011. **2)** Past performance is no guarantee of future results. While Sierra intends to construct a portfolio that is diversified by industry sectors, there can be no assurance that it will achieve this goal or that Sierra's industry sector diversification will be similar to Medley's historical industry sector diversification.

NOT AN OFFER TO SELL SECURITIES
The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates.

This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. **This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering.** No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering.

DISTRIBUTED BY: STRATEGIC CAPITAL SC DISTRIBUTORS

CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS

SIERRA
INCOME CORPORATION

PRIVACY POLICY | TERMS OF USE | CONTACT US

HOME | ABOUT US | INVESTMENT PORTFOLIO | NEWS ROOM | INVESTOR LOGIN

> WHAT IS A BDC?
> WHY CONSIDER A NON-TRADED BDC?
> WHY SIERRA?
> THE MIDDLE MARKET
> THE MIDDLE MARKET DEBT OPPORTUNITY
> MIDDLE MARKET YIELDS
> MIDDLE MARKET DEBT
> THE SIERRA DIFFERENCE
> INVESTMENT STRATEGY
> OFFERING OVERVIEW

THE MIDDLE MARKET

Middle market companies are major contributors to our country's GDP growth, employment and corporate revenues. However, banks continue to reduce their investments in middle market companies.[1] As a result there is an opportunity to fill this gap, provide growth capital and potentially earn attractive returns.


Dow Jones Industrial Average
S&P 100
S&P 500
Middle Market
Source Deloitte, Mid Market Perspectives – 2011 Report on America's Economic Engine
Middle market companies range in size from $50 million to $1 billion in revenues.
17%
24%
54%
40%
% of GDP
5.9M
11.8M
21.9M
24.6M
Employees
$2.6T
$3.7T
$8.3T
$6.1T
Revenues

"The success of the middle market in the coming years will have a profound impact on U.S. unemployment rates, consumer confidence and spending, and overall economic growth."

Source Deloitte, Mid-Market Perspectives – 2011 Report on America's Economic Engine

NOT AN OFFER TO SELL SECURITIES
The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates.

This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. **This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering.** No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering.

DISTRIBUTED BY: STRATEGIC CAPITAL SC DISTRIBUTORS

CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS

SIERRA
INCOME CORPORATION

PRIVACY POLICY | TERMS OF USE | CONTACT US

HOME | ABOUT US | INVESTMENT PORTFOLIO | NEWS ROOM | INVESTOR LOGIN

- > WHAT IS A BDC?
- > WHY CONSIDER A NON-TRADED BDC?
- > WHY SIERRA?
- > THE MIDDLE MARKET
- > THE MIDDLE MARKET DEBT OPPORTUNITY
- > MIDDLE MARKET YIELDS
- > MIDDLE MARKET DEBT
- > THE SIERRA DIFFERENCE
- > INVESTMENT STRATEGY
- > OFFERING OVERVIEW

THE MIDDLE MARKET DEBT OPPORTUNITY

The Middle Market Debt Opportunity

For the past 15 years, banks have been consistently reducing their exposure to middle market lending. As a result, there is an imbalance between demand from borrowers and supply from lenders, creating a "lending gap" in the middle market.

Bank Consolidation and Market Share in Non-Investment Grade Lending


11,000
10,000
9,000
8,000
7,000
6,000
5,000
Number of Commercial Banks
US FDIC Insured Commercial Banks (Left Axis)
Bank Participation in Levered Loan Market (Right Axis)
LENDING GAP
80%
70%
60%
50%
40%
30%
20%
10%
0%
Bank Participation Rate
1994 1995 1996 1997 1998 1999 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011

Source: FDIC Commercial Bank Reports – Number of Institutions, Branches and total offices; and Standard & Poor's Q2 – 2011 High End Middle Market Lending Review.

BDCs like Sierra Income Corporation are stepping in to help fill the lending gap.

NOT AN OFFER TO SELL SECURITIES
The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates.

This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. **This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering.** No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering.

DISTRIBUTED BY: STRATEGIC CAPITAL SC DISTRIBUTORS

CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS

PRIVACY POLICY TERMS OF USE CONTACT US

SIERRA
INCOME CORPORATION

HOME | ABOUT US | INVESTMENT PORTFOLIO | NEWS ROOM | INVESTOR LOGIN

> WHAT IS A BDC?

> WHY CONSIDER A NON-TRADED BDC?

> WHY SIERRA?

> THE MIDDLE MARKET

> THE MIDDLE MARKET DEBT OPPORTUNITY

> MIDDLE MARKET YIELDS

> MIDDLE MARKET DEBT

> THE SIERRA DIFFERENCE

> INVESTMENT STRATEGY

> OFFERING OVERVIEW

MIDDLE MARKET YIELDS

A considerable difference exists in the cost of debt capital between large public borrowers (generally found in traditional corporate bond funds) and private middle market borrowers (often found in BDCs).


The Cost of Debt Capital
Basis Point Spread Over 3 Month LIBOR
700
600
500
400
300
200
100
0
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
The higher cost of debt capital in the private middle market has resulted in attractive yields for middle market lenders.
Private Middle Market (≤ $50 million EBITDA)[1]
Large Corporate Public (> $50 million EBITDA)[1]
Source: Standard & Poor's LCD Research, 2011. Returns are from January 1, 2000 through August 4, 2011

NOT AN OFFER TO SELL SECURITIES
The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates.

This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. **This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering.** No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering.

DISTRIBUTED BY: STRATEGIC CAPITAL SC DISTRIBUTORS

CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS

MIDDLE MARKET DEBT Investing in senior and subordinated middle market debt gives investors payment priority over other types of securities in the corporate capital structure. PRIVACY POLICY TERMS OF USE CONTACT US CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS DISTRIBUTED BY: HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN Senior Debt Subordinated Debt Preferred Equity Equity Risk Management Senior creditor positions • Priority claim on company cash flows • Priority claim on company assets • Least risky positions when investing in a company Collateral Accounts receivables • Inventory • Real estate • Corporate assets Corporate Capital Structure NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering. > WHAT IS A BDC? > WHY CONSIDER A NONTRADED BDC? > WHY SIERRA? > THE MIDDLE MARKET > THE MIDDLE MARKET DEBT OPPORTUNITY > MIDDLE MARKET YIELDS > MIDDLE MARKET DEBT > THE SIERRA DIFFERENCE > INVESTMENT STRATEGY > OFFERING OVERVIEW

THE SIERRA DIFFERENCE Sierra expects to create a diversified portfolio by both purchasing and originating debt investments. Investment Process When evaluating investment opportunities, our advisor will leverage the expertise and experience of Medley. As a result of its rigorous screening and due diligence process, Medley has historically completed less than 4% of transactions evaluated each year. We believe that applying this disciplined approach will allow Sierra to make effective investment decisions and protect investor capital. PRIVACY POLICY TERMS OF USE CONTACT US CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS DISTRIBUTED BY: HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering. Purchasing existing debt to deploy capital into investments where income is a primary objective. Originating new debt may provide even greater income as well as growth potential through equity participation in the borrower. • Rigorous Underwriting • Thorough Due Diligence • Comprehensive Portfolio Diversification • Disciplined Asset Management > WHAT IS A BDC? > WHY CONSIDER A NONTRADED BDC? > WHY SIERRA? > THE MIDDLE MARKET > THE MIDDLE MARKET DEBT OPPORTUNITY > MIDDLE MARKET YIELDS > MIDDLE MARKET DEBT > THE SIERRA DIFFERENCE > INVESTMENT STRATEGY > OFFERING OVERVIEW

INVESTMENT STRATEGY We expect to assemble a diversified portfolio of debt investments in a wide range of growing middle market companies. We believe that our disciplined approach to investing allows us to take advantage of opportunities that offer the most favorable risk/reward characteristics. Capital Structure We will seek to invest primarily in senior debt and, to a lesser extent, subordinated debt of middle market U.S. companies. Stage of Business Lifecycle We intend to seek established businesses that have long track records of stable, positive cash flow. Company Size We expect to focus on companies with enterprise values ranging from $50 million to $4 billion. Management Team We intend to invest in companies with strong, experienced management teams that we believe have a clear strategic vision and a successful operating track record. PRIVACY POLICY TERMS OF USE CONTACT US CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS DISTRIBUTED BY: HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN Senior Debt Subordinated Debt Preferred Equity Equity Company’s Capital Structure Established Growing Start Up Planning Stage of Business Lifecycle 1 Small Medium Large Company Size Experienced Transitioning New Management Team New •product development • Information technology risk • Customer concentration • Lack of operating history • Unproven management teams • Bankruptcy • Start ups • Thin margins Investment Scenarios We Expect To Avoid 1) Enterprise value is a measure of a company’s value and is often used as an alternative to “market capitalization.” NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering. > WHAT IS A BDC? > WHY CONSIDER A NONTRADED BDC? > WHY SIERRA? > THE MIDDLE MARKET > THE MIDDLE MARKET DEBT OPPORTUNITY > MIDDLE MARKET YIELDS > MIDDLE MARKET DEBT > THE SIERRA DIFFERENCE > INVESTMENT STRATEGY > OFFERING OVERVIEW

PRIVACY POLICY TERMS OF USE CONTACT US HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN Investments are not FDIC insured, may lose value, are not a deposit, are not bank guaranteed and are not insured by any Federal government agency. *Information concerning representative portfolio holdings and industry/sector concentration is as of the date indicated. Portfolios are subject to change, and accordingly, there can be no assurance that Sierra Income Corporation will continue to hold positions in the companies identified above or with the diversification set forth above. While Sierra Income Corporation seeks to diversify its holdings across industries, there can be no assurance that it will be able to do so. Diversification neither guarantees a profit nor protects against losses. Investments illustrated do not include cash balances or money market investments. NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Past performance is no guarantee of future results. This is a speculative security and, as such, involves a high degree of risk. SC Distributors, LLC (member FINRA/SIPC) is the affiliated dealer manager for the Sierra Income Corporation offering. Representative Holdings* Sector Allocation CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS DISTRIBUTED BY:

PRIVACY POLICY TERMS OF USE CONTACT US HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN Investments are not FDIC insured, may lose value, are not a deposit, are not bank guaranteed and are not insured by any Federal government agency. *Information concerning representative portfolio holdings and industry/sector concentration is as of the date indicated. Portfolios are subject to change, and accordingly, there can be no assurance that Sierra Income Corporation will continue to hold positions in the companies identified above or with the diversification set forth above. While Sierra Income Corporation seeks to diversify its holdings across industries, there can be no assurance that it will be able to do so. Diversification neither guarantees a profit nor protects against losses. Investments illustrated do not include cash balances or money market investments. NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Past performance is no guarantee of future results. This is a speculative security and, as such, involves a high degree of risk. SC Distributors, LLC (member FINRA/SIPC) is the affiliated dealer manager for the Sierra Income Corporation offering. CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS DISTRIBUTED BY:

Note: The article and video links below are being made available so that you will have an opportunity to obtain information from third parties on their websites. Links are provided soley as a convenience and no conclusions should be made with regard to the offering. We are not responsible for the content on any linked site or any link contained in a linked site. PRIVACY POLICY TERMS OF USE CONTACT US CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS DISTRIBUTED BY: HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN > 9/26/11—The Middle Market Stimulus > 9/29/11—Why the Middle Market Matters – Now More Than Ever > 10/6/11—Groundbreaking Study Shows The Strength, Resiliency And Viability Of The Middle Market And Further Defines This Critical Market Segment > 11/19/11—Pockets of credit > 12/30/11—Mid-market perspectives Coming Soon. Coming Soon. NEWS & ARTICLE LINKS PRESS RELEASES RELATED VIDEO LINKS NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering.

Note: The article and video links below are being made available so that you will have an opportunity to obtain information from third parties on their websites. Links are provided soley as a convenience and no conclusions should be made with regard to the offering. We are not responsible for the content on any linked site or any link contained in a linked site. PRIVACY POLICY TERMS OF USE CONTACT US CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS DISTRIBUTED BY: HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN NEWS & ARTICLE LINKS PRESS RELEASES RELATED VIDEO LINKS NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering.

INVESTOR LOGIN Coming Soon. PRIVACY POLICY TERMS OF USE CONTACT US CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS DISTRIBUTED BY: HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering.

PRIVACY POLICY PRIVACY POLICY TERMS OF USE CONTACT US CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS DISTRIBUTED BY: HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN We at Sierra Income Corporation (“Sierra,” “we,” “us,” or “our”) have created this privacy policy (this “Privacy Policy”) because we know that you care about how information you provide to us is used and shared. This Privacy Policy applies to our information collection and use practices when you visit sierraincomecorp.com (the “Website”). By visiting the Website, you are agreeing to the terms of this Privacy Policy and the accompanying Terms of Use, both of which govern your use of the Website. In addition to this Privacy Policy, depending on your relationship with Sierra, you may receive and be covered by the Sierra Investor Privacy Policy, other privacy disclosures within account opening documents, and other privacy and security rules, as may be applicable. THE INFORMATION WE COLLECT 1. Personal Information When you visit the Website, we may collect personal information that you provide via forms, surveys, applications, or other online fields (collectively, the “Personal Information”). We do not collect any Personal Information from you when you visit the Website unless you provide us with the Personal Information. 2. Other Information In addition to the Personal Information noted above that you voluntarily provide to us, we may collect additional information (collectively, the “Other Information”). Such Other Information may include: a. From Your Activity. Information that we or our technology providers may automatically collect when you visit the Website, such as your IP addresses, Internet service provider, browser type and language, referring and exit pages and URLs, date and time, amount of time spent on particular pages, what sections of the Website you visit, number of links you click while in the Website, and similar information concerning your use of the Website. b. From Cookies. Information that we or our technology providers may collect using “cookie” technology. Cookies are small packets of data that a website stores on your computer’s hard drive so that your computer will “remember” information about your visit. We may use cookies to help us collect Other Information and to enhance your experience using the Website. If you do not want the Website to place a cookie on your hard drive, you may be able to turn that feature off on your computer. Please consult your Internet browser’s documentation for information on how to do this. However, if you decide not to accept cookies from our Website, the Website may not function properly. HOW WE USE AND SHARE THE INFORMATION We use the Personal Information and the Other Information to provide our services to you, to solicit your feedback, and to inform you about our products and services. We will never share, sell, rent, or vend your Personal Information to any third party for marketing purposes. • We may use and/or share Personal Information and/or Other Information as described below. • We may disclose your Personal Information at your instruction or with your prior consent. • We may disclose your Personal Information to our affiliates (i.e., companies related to Sierra by common ownership or control) for specific business purposes. • We may employ other companies and individuals to perform functions on our behalf. Examples may include providing customer service and technical assistance with the Website. These other companies will have access to the Personal Information and/or Other Information only as necessary to perform their functions and to the extent permitted by law. • In an ongoing effort to better understand our users and our products and services, we may analyze the Other Information in aggregate form in order to operate, maintain, manage, and improve the Website and/or our products and services. This aggregate information does not identify you personally. We may share this aggregate data with our affiliates, agents, and business partners. We may also disclose aggregated user statistics in order to describe our products and services to current and prospective business partners and to other third parties for other lawful purposes. • If we (or all or substantially all of our assets) are acquired, we expect that the Personal Information and the Other Information would be transferred along with the other business assets. • To the extent permitted by law, we may also disclose the Personal Information and the Other Information: (i) when required by law, court order, or other government or law enforcement authority or regulatory agency; or (ii) whenever we believe that disclosing such information is necessary or advisable, for example, to protect the rights, property, or safety of Sierra or others. HOW WE PROTECT YOUR INFORMATION We strive to maintain reasonable physical, electronic, and procedural safeguards to secure the Personal Information and the Other Information from loss, misuse, and unauthorized access, disclosure, alteration, and destruction. However, we are unable to guarantee that security measures we take will not be penetrated or compromised or that such information will remain secure under all circumstances. IMPORTANT NOTICE TO NON-U.S. RESIDENTS The Website is operated in the United States. If you are located outside of the United States, please be aware that any information you provide to us will be transferred to the United States. By using the Website and/or providing us with any information, you consent to this transfer. EXTERNAL WEBSITES The Website may contain links to third-party websites. We have no control over the privacy practices or the content of these websites. As such, we are not responsible for the content or the privacy policies of those third-party websites. You should check the applicable third-party privacy policy and terms of use when visiting any other websites. CHANGES TO THIS PRIVACY POLICY This Privacy Policy is effective as of December 2012. We may change this Privacy Policy from time to time, and will post any changes on the Website as soon as they go into effect. By accessing the Website after we make any such changes to this Privacy Policy, you are deemed to have accepted such changes. Please refer back to this Privacy Policy on a regular basis. NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering.

TERMS OF USE PRIVACY POLICY TERMS OF USE CONTACT US CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS DISTRIBUTED BY: HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering. 1. ACCEPTANCE OF TERMS Sierra Income Corporation (“Sierra,” “we,” “us,” or “our”) welcomes you. We’re excited that you have decided to access the sierraincomecorp.com website (the “Website”). Sierra makes the Website available to you subject to the following Terms of Use, which may be updated by us from time to time without notice to you. By using the Website, including all content available through the Website, you acknowledge that you have read, understood, and agree to be legally bound by the terms and conditions of these Terms of Use and the terms and conditions of Sierra’s Privacy Policy, which is hereby incorporated by reference (collectively, this “Agreement.”). If you do not agree to any of these terms, then please do not use the Website. 2. INTELLECTUAL PROPERTY The Website contains material, such as software, text, graphics, images, sound recordings, audiovisual works, and other material provided by or on behalf of Sierra (collectively referred to as the “Sierra Content”). The Sierra Content may be owned by us or by third parties. The Sierra Content is protected under both United States and foreign laws. Unauthorized use of the Sierra Content may violate copyright, trademark, and other laws. You have no rights in or to the Sierra Content, and you will not use the Sierra Content except as permitted under this Agreement. No other use is permitted without prior written consent from us. The trademarks, service marks, and logos of Sierra (the “Sierra Trademarks”) used and displayed on the Website are registered and unregistered trademarks or service marks of Sierra. Other company, product, and service names located on the Website may be trademarks or service marks owned by others (the “Third-Party Trademarks”, and, collectively with Sierra Trademarks, the “Trademarks”). Nothing on the Website should be construed as granting, by implication, estoppel, or otherwise, any license or right to use the Trademarks, without our prior written permission specific for each such use. Use of the Trademarks as part of a link to or from any site is prohibited unless establishment of such a link is approved in advance by us in writing. All goodwill generated from the use of Sierra Trademarks inures to Sierra’s benefit. 3. NO WARRANTIES/LIMITATION OF LIABILITY THE WEBSITE AND ITS CONTENT ARE PROVIDED ON AN “AS IS” AND “AS AVAILABLE” BASIS WITHOUT ANY WARRANTIES OF ANY KIND. WE DISCLAIM ALL WARRANTIES, INCLUDING, BUT NOT LIMITED TO, THE WARRANTY OF TITLE, MERCHANTABILITY, NON-INFRINGEMENT OF THIRD PARTIES’ RIGHTS, AND FITNESS FOR PARTICULAR PURPOSE. YOU ACKNOWLEDGE AND AGREE THAT THE WEBSITE AND ITS CONTENT ARE NOT INVESTMENT ADVICE. IN NO EVENT SHALL WE BE LIABLE FOR ANY DAMAGES WHATSOEVER (INCLUDING, WITHOUT LIMITATION, INCIDENTAL AND CONSEQUENTIAL DAMAGES, LOST PROFITS, OR DAMAGES RESULTING FROM LOST DATA OR BUSINESS INTERRUPTION) RESULTING FROM THE USE OR INABILITY TO USE THE WEBSITE OR ITS CONTENT WHETHER BASED ON WARRANTY, CONTRACT, TORT (INCLUDING NEGLIGENCE), OR ANY OTHER LEGAL THEORY, EVEN IF WE HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES. SOME STATES DO NOT ALLOW EXCLUSION OF IMPLIED WARRANTIES OR LIMITATION OF LIABILITY FOR INCIDENTAL OR CONSEQUENTIAL DAMAGES, SO THE ABOVE LIMITATIONS OR EXCLUSIONS MAY NOT APPLY TO YOU. IN SUCH STATES, OUR LIABILITY SHALL BE LIMITED TO THE GREATEST EXTENT PERMITTED BY LAW. 4. INDEMNIFICATION You agree to defend, indemnify, and hold harmless Sierra, its employees, officers, directors, stockholders, agents, consultants, assignees, corporate affiliates, partners, contractors, professional advisors, advertisers, and any and all other individuals and organizations providing services on behalf of Sierra from all claims, liabilities, losses, damages, and expenses (including attorneys’ fees and expenses) arising out of or relating to (a) your use of any parts of the Website; and (b) your alleged breach of this Agreement. We shall provide notice to you of any such claim, suit, or proceeding and shall assist you, at your expense, in defending any such claim, suit, or proceeding. We reserve the right to assume the exclusive defense and control of any matter that is subject to indemnification under this section. In such case, you agree to cooperate with any reasonable requests assisting our defense of such matter.

5. EXTERNAL SITES The Website may contain links to third-party websites (“External Sites”). These links are provided solely as a convenience to you and not as an endorsement by us of the content on such External Sites. The content of such External Sites is developed and provided by others. You should contact the site administrator or webmaster for those External Sites if you have any concerns regarding such links or any content located on such External Sites. We are not responsible for the content of any linked External Sites and do not make any representations regarding the content or accuracy of materials on such External Sites. You should take precautions when downloading files from all websites to protect your computer from viruses and other destructive programs. If you decide to access linked External Sites, you do so at your own risk. 6. COMPLIANCE WITH APPLICABLE LAWS The Website is based in the United States. We make no claims concerning whether the Website content may be downloaded, viewed, or be appropriate for use outside of the United States. If you access the Website or the content from outside of the United States, you do so at your own risk. Whether inside or outside of the United States, you are solely responsible for ensuring compliance with the laws of your specific jurisdiction. 7. TERMINATION OF THE AGREEMENT We reserve the right, in our sole discretion, to restrict, suspend, or terminate this Agreement and your access to all or any part of the Website, at any time and for any reason without prior notice or liability. We reserve the right to change, suspend, or discontinue all or any part of the Website at any time without prior notice or liability. 8. NO OFFER OF SECURITIES Under no circumstances should any material at this site be used or considered as an offer to sell or a solicitation of any offer to buy an interest in any investment fund. Any such offer or solicitation will be separately made only by means of the prospectus relating to the particular fund to persons who, among other requirements, meet certain qualifications under federal securities laws and are capable of evaluating the merits and risks of prospective investments. This website is not intended to provide any investment, financial, legal, regulatory, accounting, tax or similar advice, and nothing on this website should be construed as a recommendation by Sierra or any third party, to acquire or dispose of any investment or security, or to engage in any investment strategy or transaction. You should consult with your own investment, legal, tax and/or similar professionals regarding your specific situation and any specific decisions. 9. MISCELLANEOUS This Agreement is governed by the internal substantive laws of the State of New York, without respect to its conflict of laws provisions. You expressly agree to submit to the exclusive personal jurisdiction of the state and federal courts sitting in the State of New York. If any provision of this Agreement is found to be invalid by any court having competent jurisdiction or terminated in accordance with the Termination provision above, the invalidity or termination of such provision shall not affect the validity of the following provisions of this Agreement, which shall remain in full force and effect: “Intellectual Property,” “No Warranties/Limitation of Liability,” “Indemnification,” “Termination of the Agreement,” and “Miscellaneous.” Our failure to act on or enforce any provision of the Agreement shall not be construed as a waiver of that provision or any other provision in this Agreement. No waiver shall be effective against us unless made in writing, and no such waiver shall be construed as a waiver in any other or subsequent instance. Except as expressly agreed by us and you in writing, this Agreement constitutes the entire Agreement between you and us with respect to the subject matter, and supersedes all previous or contemporaneous agreements, whether written or oral, between the parties with respect to the subject matter. The section headings are provided merely for convenience and shall not be given any legal import. This Agreement will inure to the benefit of our successors, assigns, licensees, and sublicensees.

CONTACT US For more information about investing in Sierra Income Corporation please contact: Toll Free: 888-292-3178 Regular Mail Sierra Income Corporation c/o DST Systems, Inc. P.O. Box 219731 Kansas City, MO 64121-9731 Toll Free: 888-292-3178 Overnight Mail Sierra Income Corporation c/o DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 PRIVACY POLICY TERMS OF USE CONTACT US CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS DISTRIBUTED BY: HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering.

RISK FACTORS An investment in our common stock involves a high degree of risk and may be considered speculative. You should carefully consider the information found in “Risk Factors” before deciding to invest in shares of our common stock. Risks involved in an investment in us include (among others) the following: (1) We are a new company and have no operating history. In addition, we have not identified specific investments that we will make with the proceeds of this offering. As a result, this offering may be deemed to be a “blind pool” offering and you will not have the opportunity to evaluate historical data or assess any investments prior to purchasing shares of our common stock. (2) Economic activity in the United States was impacted by the global financial crisis of 2008 and has yet to fully recover. These conditions may make it more difficult for us to achieve our investment objectives. (3) Our shares will not be listed on a national securities exchange for the foreseeable future, which means there will be no public market for our securities during the offering period. You will have limited ability to sell your shares. (4) There are substantial conflicts among the interests of our investors, our interests and the interests of our advisor, dealer manager and our respective affiliates regarding compensation, investment opportunities and management resources. (5) Our board of directors may change our operating policies and strategies without prior notice or stockholder approval, the effects of which may be adverse to stockholders. (6) Our dealer manager also serves as the dealer manager for the distribution of securities of other issuers, and may experience conflicts of interest as a result. (7) While we intend to repurchase a limited number of our common stock pursuant to our share repurchase program beginning with the first calendar quarter following the one-year anniversary of achieving the minimum offering requirement, we may suspend or terminate the share repurchase program at any time. (8) Our investment in prospective portfolio companies may be risky, and we could lose all or part of our investment. (9) The amount of any distributions we may make is uncertain. Our distribution proceeds may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from this offering. Therefore, portions of the distributions that we make may represent a return of capital to you for tax purposes. (10) We intend to qualify as a RIC but may fail to do so. Such failure would subject us to federal income tax on all of our income, which would have a material adverse effect on our financial performance. (11) A significant portion of our portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there will be uncertainty as to the value of our portfolio investments. (12) We have not established any limit on the extent to which we may use borrowings, our equity capital, or proceeds from this offering to fund distributions to stockholders, which may reduce the amount of capital we ultimately invest in assets, and there can be no assurances that we will be able to sustain distributions at any particular level. Our distributions may exceed our earnings, which we refer to as a return of capital, particularly during the period before we have substantially invested the net proceeds from this offering, which may result in commensurate reductions in net asset value per share. Accordingly, stockholders who receive the payment of a dividend or other distribution from us should not assume that such dividend or other distribution is the result of a net profit earned by us. (13) This is a “best efforts” offering and, if we are unable to raise substantial funds then we will be more limited in the number and type of investments we may make. As a result, our ability to diversify will be constrained. (14) Our investments may include original issue discount instruments. To the extent original issue discount constitutes a portion of our income, we will be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash representing such income. PRIVACY POLICY TERMS OF USE CONTACT US CLICK HERE TO SEE A COPY OF THE PROSPECTUS AND RISK FACTORS DISTRIBUTED BY: HOME ABOUT US INVESTMENT PORTFOLIO NEWS ROOM INVESTOR LOGIN NOT AN OFFER TO SELL SECURITIES The material in this Web site does not constitute an offer to sell, nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. The prospectus must be read in order to understand fully all the implications and risks of any offering of securities to which it relates. This sales and advertising literature is neither an offer to sell nor a solicitation of an offer to buy securities. An offering is made only by the prospectus. This literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York or any other state. Neither the Securities and Exchange Commission, the Attorney General of the State of New York nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. SC Distributors, LLC (member FINRA/SIPC) is the dealer manager for the Sierra Income Corporation offering.